Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended
	Dec. 11, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Dec. 31, 2025	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000246657
Account Value [Line Items]
Line Graph and Table Measure Name													Natixis Gateway Quality Income ETF
Accumulated Value	$ 10,000	$ 10,197	$ 10,358	$ 10,699	$ 10,879	$ 10,426	$ 10,810	$ 11,141	$ 11,172	$ 11,275	$ 11,464	$ 11,321		$ 11,925	$ 11,817	$ 12,127	$ 11,950	$ 11,306	$ 11,332	$ 11,810	$ 12,152	$ 12,389	$ 12,630	$ 12,995	$ 13,281	$ 13,463	$ 13,556
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 10,279	$ 10,452	$ 11,010	$ 11,365	$ 10,900	$ 11,441	$ 11,851	$ 11,996	$ 12,287	$ 12,549	$ 12,435		$ 13,165	$ 12,851	$ 13,209	$ 13,037	$ 12,302	$ 12,219	$ 12,988	$ 13,649	$ 13,955	$ 14,238	$ 14,757	$ 15,103	$ 15,140	$ 15,149